NVIT Core Plus Bond Fund
FUND SUMMARY: NVIT CORE PLUS BOND FUND
Objective
The Fund seeks long-term total return, consistent with reasonable risk.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Core Plus Bond Fund	Class I Shares	Class II Shares	Class P Shares	Class Y Shares
Management Fees	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fee	none	0.25%	0.25%	none
Other Expenses	0.20%	0.20%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.64%	0.89%	0.74%	0.49%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and the application of any expense limitation for the periods indicated under “Fees and Expenses” above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - NVIT Core Plus Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I shares	65	205	357	798
Class II shares	91	284	493	1,096
Class P shares	76	237	411	918
Class Y shares	50	157	274	616

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 219.93% of the average value of its portfolio.
Principal Investment Strategies
The Fund is designed to provide a diversified portfolio of different types of investment-grade fixed-income securities. However, in contrast to a typical core bond strategy, the Fund also invests a portion of its assets in fixed-income securities that carry higher risks, but which potentially offer higher investment rewards. Under normal circumstances, the Fund invests at least 80% of its net assets in investment-grade fixed-income securities, including U.S. and foreign corporate bonds, U.S. government securities, bonds issued by foreign governments and mortgage-backed securities. The Fund may also invest in high-yield bonds (commonly known as “junk bonds”) and asset-backed securities.

Certain foreign securities may include those from emerging market countries, which generally are developing and low- or middle-income countries found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Certain securities in which the Fund invests may be purchased with delayed delivery. The Fund seeks to achieve its objective by investing in securities offering the highest level of total return while simultaneously managing investment risk. The Fund’s subadviser may sell a security in order to manage investment risk, to achieve an attractive total return, or to take advantage of more favorable opportunities. The Fund may engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause periods of increased volatility, increased redemptions and the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. If an issuer defaults, the Fund may lose money. This risk is particularly high for high-yield bonds. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Mortgage- and asset-backed securities risks – these securities are generally subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Through its investments in mortgage-backed securities, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

High-yield bonds risk – investing in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss due to issuer default, decline in market value due to adverse economic and business developments, or sensitivity to changing interest rates.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Emerging markets risk – emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Delayed-delivery risk – the risk that the security the Fund buys will lose value prior to its delivery or that the seller will not meet its obligation. If this happens, the Fund will lose the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Sovereign debt risk – sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that the Fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss. To meet redemption requests, the Fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities and high-yield bonds tend to have greater exposure to liquidity risk than domestic securities and higher-rated bonds.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and may adversely impact the Fund’s performance.

Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The following bar chart and table show some indication of the risks of investing in the Fund by comparing the performance of the Fund to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class Y Shares (Years Ended December 31,)

Highest Quarter: 6.98% – 2nd qtr. of 2009 Lowest Quarter: -2.79% – 2nd qtr. of 2013
The Fund had not commenced offering Class P shares as of the date of this Prospectus. Therefore, pre-inception historical performance for Class P shares is based on the previous performance of Class Y shares. Performance for Class P shares has been adjusted to reflect that share class’s higher expenses than those of Class Y shares.
Average Annual Total Returns (For Periods Ended December 31, 2015)
Average Annual Total Returns - NVIT Core Plus Bond Fund	1 Year	5 Years	Since Inception	Inception Date
Class I shares	(0.32%)	3.28%	5.20%	Mar. 25, 2008
Class II shares	(0.52%)	3.03%	4.96%	Mar. 25, 2008
Class P shares	(0.44%)	3.20%	5.12%	Mar. 25, 2008
Class Y shares	(0.19%)	3.45%	5.37%	Mar. 25, 2008
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses)	0.55%	3.25%	4.04%	Mar. 25, 2008